Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
NON-CURRENT ASSETS
Vessels, net	$ 83,750	$ 87,320
Office furniture and equipment	120	43
Other non-current assets	10	10
Total non-current assets	83,880	87,373
CURRENT ASSETS
Trade accounts receivable	577	177
Inventories	650	661
Prepayments and other assets	171	426
Restricted cash	1,350	210
Cash and cash equivalents	46	2,756
Total current assets	2,794	4,230
TOTAL ASSETS	86,674	91,603
EQUITY
Issued share capital	13	13
Share premium	140,334	139,684
Accumulated deficit	(99,297)	(95,729)
Total equity	41,050	43,968
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	1,500	0
Fair value of derivative financial instruments	831	0
Provision for staff retirement indemnities	87	82
Total non-current liabilities	2,418	82
CURRENT LIABILITIES
Current portion of long-term borrowings	35,368	41,538
Trade accounts payable	6,433	4,258
Accrued liabilities and other payables	1,319	1,455
Deferred revenue	86	302
Total current liabilities	43,206	47,553
TOTAL LIABILITIES	45,624	47,635
TOTAL EQUITY AND LIABILITIES	$ 86,674	$ 91,603